Average Annual Total Returns - Class A C S I N T Shares - Janus Henderson Global Bond Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions Since Inception	Class I Return After Taxes on Distributions Inception Date	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class I Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class I Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	0.67%	[1]	0.08%	[1]	1.96%	[1]	Dec. 28, 2010	[1]	6.84%	2.31%	2.31%	4.00%	[2]	0.32%	[2]	1.76%	[2]	Dec. 28, 2010	[2]	6.84%	2.31%	2.31%	5.65%	1.01%	2.44%	Dec. 28, 2010	6.84%	2.31%	2.31%	5.95%	1.29%	2.76%	Dec. 28, 2010	5.25%	0.94%	1.83%	Dec. 28, 2010	3.52%	0.83%	1.75%	Dec. 28, 2010	6.84%	2.31%	2.31%	6.17%	1.41%	2.73%	Dec. 28, 2010	6.84%	2.31%	2.31%	5.92%	1.17%	2.59%	Dec. 28, 2010	6.84%	2.31%	2.31%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.